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                                FRONTEGRA FUNDS


                                 ANNUAL REPORT
                             Frontegra Growth Fund


                        FRONTEGRA ASSET MANAGEMENT, INC.
                                     ------
                                October 31, 1998


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FRONTEGRA FUNDS


Table of Contents

Shareholder Letter                                                   1
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Investment Highlights                                                3
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Schedule of Investments                                              4
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Statement of Assets and Liabilities                                  7
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Statement of Operations                                              8
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Statement of Changes in Net Assets                                   9
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Financial Highlights                                                10
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Notes to Financial Statements                                       11
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Report of Independent Auditors                                      14
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This report is submitted for the general information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund. The Prospectus includes more complete information about management fees and expenses, investment objectives, risks and operating policies of the Fund. Please read the Prospectus carefully.

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FRONTEGRA FUNDS

DEAR FELLOW SHAREHOLDERS:

We're glad to finally report positive absolute and relative performance results for the Frontegra Growth Fund (the "Fund") as we achieved an 18.5% gain since the trough in the stock market on October 8. The recent recovery followed what had been a very difficult environment for all equity investors and specifically our shareholders from the inception of the Fund on March 18, 1998, through early October. During this period the large-cap, mid-cap and small-cap market indices declined 11%, 23% and 34%, respectively, while the Fund reported a disappointing 21.5% decline.

Since inception, the Fund is down 7.10% versus modest gains of 2.66% and 4.92% achieved by the S&P 500 Stock Index and the Russell Growth Index, respectively. The underperformance primarily reflects our lower exposure to the "mega-capitalization" companies that have been largely responsible for the strong performances of these indices.

MEASURING MARKET RETURNS
The returns of primary market indices, such as the S&P 500 Stock Index and the Russell Growth Index, have not been a good proxy for the typical stock during 1998. The discrepancy results from these indices, which are market-capitalization weighted, being dominated by the 15-25 "mega-capitalization" companies versus an equal-weighted measure which is more representative of the average company. Over longer periods there should be marginal deviation between the returns of market-capitalization weighted and equal-weighted measures. However, significant short-term deviations may arise during very volatile periods such as the summer of 1998 when global uncertainty led investors to pay significant premiums for the perceived safety of the largest companies.
The following table illustrates the differences in performance between the market-capitalization weighted and the equal-weighted indices in addition to various mid- and small-capitalization companies since the inception of the Fund on March 18, 1998.

MAJOR MARKET INDICES                CHARACTERISTICS         YEAR-TO-DATE RETURN
-------------------------------------------------------------------------------
Russell Growth Index                  Large-Cap Growth           4.92%

Equal-Weighted Russell Growth Index                            -10.62%
S&P 500 Stock Index                   Large-Cap                  2.66%

Equal-Weighted S&P 500 Stock Index                              -5.78%
S&P Mid-Cap Index                     Medium-Cap                -7.21%
S&P Small-Cap Index                   Small-Cap                -19.28%

Although we are disappointed with the 7.10% decline in the Fund, we believe that the relative underperformance versus the major indices is related more to the construction of these indices and the abnormal current investment environment than to our investment process. We are very encouraged by the recent recovery in the Fund and believe that the market is moving in the direction of rewarding investors who own the best and most attractive companies rather than just the largest companies. Your portfolio is very well positioned to outperform the market during this type of environment as we continue to invest for the long-term consistent with our core philosophy.

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FRONTEGRA FUNDS

PORTFOLIO STRATEGY
Your research team continues to find companies that demonstrate the strong and sustainable earnings growth that is the cornerstone of our time-tested criteria, while avoiding those companies whose stock prices reflect unrealistic profit expectations. The Fund's five largest holdings on October 31 were Bristol-Myers Squibb, Northern Telecom, Amgen, Pfizer and Telecommunications, Inc. Each of these companies has a sustainable competitive advantage, strong secular growth prospects and a dominant market position.

The current portfolio reflects some of the opportunistic transactions we were able to make during the turbulent summer months when we purchased various quality growth companies at prices that were 30% to 50% below where they traded just three months prior. Although our performance to date is not reflective of the caliber of our portfolio holdings, we are very encouraged by the recent returns (up 18.5% since the market bottom October 8) and the changes we see in the market with investors becoming increasingly more focused on fundamentals.

SUMMARY
As managers and investors, we understand how disconcerting these times can be. The recent increase in market volatility, the divergence in performance between stocks and bonds, and the extraordinary performance differential between large and small companies might cause investors to question their investment beliefs and strategies. However, we believe investors should maintain their long-term perspective, remain disciplined and look through current market anomalies. We will continue to work diligently to uncover and purchase quality growth companies for your Fund. We thank you for your continued support and confidence in our ability to deliver long-term performance that exceeds our performance benchmarks.

Sincerely,

/s/ Daniel T. Murphy, CFA                         /s/Thomas J. Holmberg
Daniel T. Murphy, CFA                             Thomas J. Holmberg
President and Chief Investment Officer            Co-President
Northern Capital Management, Inc.                 Frontegra Funds



/s/ Brian A. Hellmer, CFA                         /s/ William D. Forsyth
Brian A. Hellmer, CFA                             William D. Forsyth
Senior Vice President and Director of Research    Co-President
Northern Capital Management, Inc.                 Frontegra Funds



/s/ Stephen L. Hawk, Ph.D.
Stephen L. Hawk, Ph.D.
Chairman and Chief Executive Officer
Northern Capital Management, Inc.

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FRONTEGRA FUNDS

INVESTMENT HIGHLIGHTS
GROWTH OF A $100,000 INVESTMENT

                FRONTEGRA               S&P 500               RUSSELL 1000
               GROWTH FUND            STOCK INDEX             GROWTH INDEX
             ---------------        --------------           ---------------

3/18/98          $100,000                $100,000                $100,000
3/31/98          $101,000                $101,523                $101,743
4/30/98           $99,200                $102,544                $103,151
5/31/98           $98,000                $100,782                $100,224
6/30/98          $102,000                $104,875                $106,362
7/31/98           $97,300                $103,758                $105,658
8/31/98           $81,100                 $88,757                 $89,801
9/30/98           $85,800                 $94,443                 $96,700
10/31/98          $92,900                $102,125                $104,471



---------------------------------
Portfolio Total Return
FOR THE PERIOD ENDED 10/31/98
-----------------------------

SINCE COMMENCEMENT    (7.10)%
----------------------------------


This chart assumes an initial gross investment of $100,000 made on 3/18/98 (commencement of operations). Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The S&P 500 Stock Index includes 500 common stocks, most of which are listed on The New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

The Russell 1000 Growth Index is comprised of those securities in the Russell 1000 Index which have higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is comprised of the 1000 largest securities in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3000 largest U.S. companies based on market capitalization.

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FRONTEGRA FUNDS

Frontegra Growth Fund
SCHEDULE OF INVESTMENTS
October 31, 1998

Number of Shares                                                 Value
----------------------------------------------------------------------

            COMMON STOCKS  99.2%
            Capital Goods & Construction  1.8%
       950  Precision Castparts Corp.                         $ 41,800
                                                              --------

            Consumer Durables  1.6%
     1,300  Masco Corp.                                         36,644
                                                              --------

            Consumer Staples  12.2%
     1,525  ConAgra, Inc.                                       46,417
     1,100  Gillette Company                                    49,431
     1,200  Interstate Bakeries Corp.                           30,075
       955  Kroger Co.<F1>                                      53,003
     1,600  PepsiCo, Inc.                                       54,000
       600  The Procter & Gamble Co.                            53,325
                                                              --------
                                                               286,251
                                                              --------
            Financial  10.3%
       850  Ambac Financial Group, Inc.                         49,459
       300  American International Group, Inc.                  25,575
     1,460  Citigroup Inc.                                      68,711
       505  Fannie Mae                                          35,760
     1,600  MBNA Corp.                                          36,500
       425  State Street Corp.                                  26,509
                                                              --------
                                                               242,514
                                                              --------
            Healthcare  22.2%
     1,750  Abbott Laboratories                                 82,141
       925  American Home Products Corp.                        45,094
     1,300  Amgen, Inc. <F1>                                   102,131
       700  Baxter International Inc.                           41,956
     1,000  Bristol-Meyers Squibb Co.                          110,562
       500  Cardinal Health, Inc.                               47,281
       850  Pfizer Inc.                                         91,216
                                                              --------
                                                               520,381
                                                              --------
See notes to financial statements.

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Frontegra Funds

Frontegra Growth Fund
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

Number of Shares                                                 Value
----------------------------------------------------------------------
            Information Services & Software  10.0%
     1,600  Compaq Computer Corp.                           $   50,600
       925  Computer Associates International, Inc.             36,422
     3,200  First Data Corp.                                    84,800
       300  Microsoft Corp. <F1>                                31,763
     1,400  PeopleSoft, Inc. <F1>                               29,663
                                                              --------
                                                               233,248
                                                              --------
            Leisure & Entertainment  9.9%
     1,525  Liberty Media Group<F1>                             58,045
     1,430  Marriott International, Inc.                        38,431
     1,295  Mattel, Inc.                                        46,458
     2,085  Tele-Communications, Inc. <F1>                      87,831
                                                              --------
                                                               230,765
                                                              --------
            Multi-Sector Companies  8.6%
       800  E. I. Du Pont de Nemours and Company                46,000
       860  General Electric Co.                                75,250
     3,360  U.S. Industries, Inc.                               54,810
       950  The Walt Disney Co.                                 25,591
                                                              --------
                                                               201,651
                                                              --------
            Retailing & Restaurants  8.3%
       425  CVS Corp.                                           19,417
     4,410  Cendant Corp. <F1>                                  50,439
     1,300  Dayton Hudson Corp.                                 55,088
       850  The Home Depot, Inc.                                36,975
       900  Service Corp. International                         32,063
                                                              --------
                                                               193,982
                                                              --------
            Technology  5.5%
       865  Intel Corp.                                         77,147
       530  Xerox Corp.                                         51,344
                                                              --------
                                                               128,491
                                                              --------
            Telecommunications  8.8%
     1,150  Ascend Communications, Inc. <F1>                    55,488
       864  MCI WorldCom, Inc. <F1>                             47,736
     2,425  Northern Telecom Limited                           103,820
                                                              --------
                                                               207,044
                                                              --------
            TOTAL COMMON STOCKS
            (cost $2,406,209)                                2,322,771
                                                            ----------


See notes to financial statements.

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Frontegra Funds

Frontegra Growth Fund
SCHEDULE OF INVESTMENTS (continued)
October 31, 1998

Principal Amount                                                 Value
----------------------------------------------------------------------
            SHORT-TERM INVESTMENT  5.2%
  $122,009  UMB Bank Money Market Fiduciary                $   122,009
                                                           -----------
            TOTAL SHORT-TERM INVESTMENT
            (cost $122,009)                                    122,009
                                                           -----------

            TOTAL INVESTMENTS  104.4%
            (cost $2,528,218)                                2,444,780

            Liabilities less Other Assets  (4.4%)             (102,012)
                                                           -----------
            NET ASSETS  100.0%                              $2,342,768
                                                           ===========

<F1> Non-income producing

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FRONTEGRA FUNDS

Frontegra Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1998

ASSETS:
Investments at value (cost $2,528,218)                      $2,444,780
Interest and dividends receivable                                1,865
Receivable from adviser                                          8,388
Other assets                                                     2,335
                                                           -----------
Total assets                                                 2,457,368
                                                           -----------
LIABILITIES:
Payable for investments purchased                               95,519
Accrued investment advisory fee                                  1,452
Accrued expenses                                                17,629
                                                           -----------
Total liabilities                                              114,600
                                                           -----------
NET ASSETS                                                  $2,342,768
                                                           ===========

NET ASSETS CONSIST OF:
Paid in capital                                             $2,517,893
Accumulated net investment income                                3,813
Accumulated net realized losses on investments                (95,500)
Net unrealized depreciation on investments                    (83,438)
                                                           -----------
NET ASSETS                                                  $2,342,768
                                                           ===========

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                                 100,000,000
Issued and outstanding                                         252,208
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE   $9.29
                                                                 =====

See notes to financial statements.


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FRONTEGRA FUNDS

Frontegra Growth Fund
STATEMENT OF OPERATIONS
For the Period Ended October 31, 1998<F1>

INVESTMENT INCOME:
Dividends (net of $23 foreign withholding taxes)            $    7,599
Interest                                                         1,964
                                                           -----------
                                                                 9,563
                                                           -----------
EXPENSES:
Fund administration and accounting fees                         35,105
Shareholder servicing                                           10,390
Investment advisory fees                                         7,231
Custody fees                                                     6,940
Audit fees                                                       6,549
Reports to shareholders                                          5,269
Legal fees                                                       5,072
Federal and state registration fees                              3,560
Pricing                                                          1,340
Directors' fees and related expenses                               333
Other                                                              601
                                                           -----------
Total expenses before waiver and reimbursements                 82,390
Waiver and reimbursements of expenses by adviser              (75,313)
                                                           -----------
Net expenses                                                     7,077
                                                           -----------
NET INVESTMENT INCOME                                            2,486
                                                           -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investments                    (95,500)
Change in unrealized appreciation/depreciation
  on investments                                              (83,438)
                                                           -----------
NET GAINS (LOSSES) ON INVESTMENTS                            (178,938)
                                                           -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $(176,452)
                                                            ==========

<F1> Commenced operations on March 18, 1998

See notes to financial statements.


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FRONTEGRA FUNDS

Frontegra Growth Fund
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended October 31, 1998<F1>


OPERATIONS:
Net investment income                                     $      2,486
Net realized gains (losses) on investments                    (95,500)
Change in unrealized appreciation/depreciation
  on investments                                              (83,438)
                                                          ------------
Net increase (decrease) in net assets
  resulting from operations                                  (176,452)
                                                          ------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                                  2,533,745
Shares redeemed                                               (14,525)
                                                          ------------
Net increase in net assets resulting from
  capital share transactions                                 2,519,220
                                                          ------------

TOTAL INCREASE IN NET ASSETS                                 2,342,768


NET ASSETS:
Beginning of period                                                  _
                                                          ------------
End of period (includes undistributed net
  investment income of $3,813)                              $2,342,768
                                                          ============


<F1> Commenced operations on March 18, 1998

See notes to financial statements.


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FRONTEGRA FUNDS

Frontegra Growth Fund
FINANCIAL HIGHLIGHTS
For the Period Ended October 31, 1998<F1>

NET ASSET VALUE, BEGINNING OF PERIOD                            $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                             0.01
Net realized and unrealized gains (losses) on investments       (0.72)
                                                              --------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                  (0.71)
                                                              --------


LESS DISTRIBUTIONS PAID:
From net investment income                                           _
                                                              --------
TOTAL DISTRIBUTIONS PAID                                             _
                                                              --------

NET ASSET VALUE, END OF PERIOD                                   $9.29
                                                              ========

TOTAL RETURN<F2>                                               (7.10)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)                        $2,343
Ratio of expenses to average net assets<F3> <F4>                 0.80%
Ratio of net investment income to average net assets<F3> <F4>    0.28%
Portfolio turnover rate<F2>                                        67%


<F1> Commenced operations on March 18, 1998
<F2> Not annualized
<F3> Net of waiver and reimbursements by Adviser. Without waiver and reimbursements of expenses, the ratio of expenses to average net assets would have been 9.23%, and the ratio of net investment income to average net assets would have been (8.15)% for the period ended October 31, 1998.
<F4> Annualized

See notes to financial statements.

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FRONTEGRA FUNDS

Frontegra Growth Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 1998

(1)  ORGANIZATION
     Frontegra Funds, Inc. ("Frontegra") was incorporated on May 24, 1996, as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. Frontegra consists of three series: the Frontegra Growth Fund (the "Fund"), the Frontegra Total Return Bond Fund and the Frontegra Opportunity Fund. The Fund commenced operations on March 18, 1998.


(2)  SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     (a)  Investment Valuation
          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded. Securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Northern Capital Management, Inc. (the "Sub-Adviser") pursuant to guidelines established by the Board of Directors.

     (b)  Federal Income Taxes
          No federal income tax provision has been made since the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.

     (c)  Distributions to Shareholders
          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income
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FRONTEGRA FUNDS

Frontegra Growth Fund
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1998

          or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at October 31, 1998, reclassifications were recorded to increase accumulated net investment income and decrease paid-in capital by $1,327.

     (d)  Other
          Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(3)  INVESTMENT ADVISER
     The Fund has an agreement with Frontegra Asset Management, Inc. (the "Adviser"), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 0.80% of the Fund's average daily net assets. The Adviser has agreed to voluntarily waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses do not exceed 0.80% of the Fund's average daily net assets.

(4)  CAPITAL SHARE TRANSACTIONS
     Since the Fund commenced operations on March 18, 1998, 253,765 shares of the Fund were sold and 1,557 shares of the Fund were redeemed. There were no shares issued to holders in reinvestment of distributions.

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FRONTEGRA FUNDS

Frontegra Growth Fund
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 1998

(5)  INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of securities, excluding short-term investments for the Fund for the period March 18, 1998 to October 31, 1998 are summarized below:

     Purchases                                           $3,506,131
     Sales                                               $1,004,422

     There were no purchases or sales of U.S. government securities.

     At October 31, 1998, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $2,530,191, were as follows:

     Appreciation                            $141,576
     Depreciation                           (226,987)
                                           ----------
     Net depreciation on investments        $(85,411)
                                           ==========

     At October 31, 1998, the Fund had an accumulated net realized capital loss carryover of $93,527 expiring in 2006. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

     For the year ended October 31, 1998, 100% of dividends paid from taxable income (including short-term capital gains) qualify for the dividends received deduction available to corporate shareholders.

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FRONTEGRA FUNDS

Frontegra Growth Fund
REPORT OF INDEPENDENT AUDITORS
October 31, 1998

To the Board of Directors and Shareholders of the Frontegra Funds, Inc./Frontegra Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Frontegra Growth Fund (the "Fund") as of October 31, 1998, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from March 18, 1998 (commencement of operations) to October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Frontegra Growth Fund at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 18, 1998 (commencement of operations) to October 31, 1998, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
November 30, 1998

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                             FRONTEGRA FUNDS, INC.
                      c/o Sunstone Investor Services, LLC
                 P.O. Box 2142, Milwaukee, Wisconsin 53201-2142


                                                                     FG-410-1298